SHARE-BASED COMPENSATION (Black-Scholes option pricing model for the stock option grants) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) year
Share-based Payment Arrangements [Abstract]
Exercise price (in CAD per share) | $	$ 29.01
Risk-free interest rate	1.90%
Expected volatility	20.78%
Expected life | year	4.63
Expected dividend yield	1.29%